Income Tax (tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
6. Income Taxes

The Company files a consolidated federal and various state income tax returns. The provision for income taxes is as follows:

	2015	2014	2013
	(In thousands)
Current:
Federal	$4,380	$7,238	$21,356
State	453	123	3,629
	4,833	7,361	24,985
Deferred:
Federal	(925)	(3,231)	(2,770)
State	313	(567)	(180)
	(612)	(3,798)	(2,950)
Total income taxes	$4,221	$3,563	$22,035

A reconciliation of the expected U.S. statutory rate to the effective rate follows:

	2015	2014	2013
Computed (expected tax rate)	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	2.9	3.4	3.8
State tax credits	(8.7)	(1.6)	(0.8)
Federal credits	(2.4)	(3.6)	(0.2)
Manufacturer’s deduction	(5.0)	(4.6)	(3.4)
(Reversal of) addition to uncertain tax positions	(1.0)	(0.8)	0.2
State VDA/Nexus Changes	-	(1.7)	-
Other permanent differences not deductible	0.7	0.5	0.1
Change in valuation allowance	9.9	(2.1)	-
Tax effect of pension contribution	-	0.4	-
Other	(1.5)	(4.4)	-
Effective income tax rate	29.9%	20.5%	34.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
	(In thousands)
Deferred income tax assets:
Future tax credits	$4,021	$3,042
Inventory valuation	2,348	3,353
Employee benefits	3,009	2,884
Insurance	816	1,244
Other comprehensive loss	20,335	7,194
Interest	46	138
Deferred gain on sale/leaseback	-	26
Prepaid revenue	701	1,118
Other	1,364	859
Pension	1,372	-
Severance	256	87
	34,268	19,945

Deferred income tax liabilities:
Property basis and depreciation difference	9,129	10,757
481(a) adjustment	1,281	-
Earnings from equity investment	245	-
Pension	-	725
	10,655	11,482
Valuation allowance - non-current	1,787	390
Net deferred income tax asset	$21,826	$8,073

Summary of Income Tax Contingencies [Table Text Block]
	2015	2014
	(In thousands)
Beginning balance	$2,273	$2,470

Tax positions related to current year:
Additions	13	46

Tax positions related to prior years:
Reductions	(1,822)	(181)
Lapses in statues of limitations	-	(62)
Balance as of March 31,	$464	$2,273